UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset High Yield Fund
Class A [WAYAX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$50	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$225,410,827
Total Number of Portfolio Holdings*	382
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset High Yield Fund	PAGE 1	7824-STSR-0125

Western Asset High Yield Fund
Class C [WAYCX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$89	1.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$225,410,827
Total Number of Portfolio Holdings*	382
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset High Yield Fund	PAGE 1	7823-STSR-0125

Western Asset High Yield Fund
Class R [WAYRX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$67	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$225,410,827
Total Number of Portfolio Holdings*	382
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset High Yield Fund	PAGE 1	7822-STSR-0125

Western Asset High Yield Fund
Class I [WAHYX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$39	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$225,410,827
Total Number of Portfolio Holdings*	382
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset High Yield Fund	PAGE 1	7258-STSR-0125

Western Asset High Yield Fund
Class IS [WAHSX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$34	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$225,410,827
Total Number of Portfolio Holdings*	382
Portfolio Turnover Rate	18%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset High Yield Fund	PAGE 1	7227-STSR-0125

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
High Yield Fund
Financial Statements and Other Important Information
Semi-Annual  | November 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
November 30, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 83.8%
Communication Services — 9.3%
Diversified Telecommunication Services — 2.4%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	340,000	$271,712 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,400,000	1,062,044 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,030,000	295,843 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	880,000	238,056 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	820,000	628,621 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	760,000	585,115 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	550,000	595,430
EchoStar Corp., Senior Secured Notes (6.750% PIK)	6.750%	11/30/30	442,605	400,056 (b)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	960,000	1,092,026 (a)
Optics Bidco SpA, Senior Secured Notes	6.000%	9/30/34	319,000	311,044 (a)
Total Diversified Telecommunication Services				5,479,947
Entertainment — 0.8%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	578,786 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	840,000	750,165 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	440,000	458,569 (a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	140,000	138,427 (a)
Total Entertainment				1,925,947
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	230,000	199,715 (a)
Media — 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	590,000	531,391 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,560,000	2,971,205 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	660,000	437,898
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	430,000	381,037 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	130,000	127,851 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,707,000	$1,469,650
DISH DBS Corp., Senior Notes	5.125%	6/1/29	180,000	119,377
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	943,306 (a)
DISH Network Corp. (3 mo. Term SOFR + 5.750%)	10.750%	11/9/29	775,000	839,016
Gray Television Inc., Senior Notes	5.375%	11/15/31	1,130,000	674,003 (a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	70,000	50,225 (a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	240,000	159,000 (a)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	530,000	541,311 (a)
Total Media				9,245,270
Wireless Telecommunication Services — 1.9%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	544,734 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,220,000	1,210,838 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	421,238 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,270,000	958,804 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	540,345 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	630,000	555,648 (a)
Total Wireless Telecommunication Services				4,231,607

Total Communication Services				21,082,486
Consumer Discretionary — 19.2%
Automobile Components — 1.6%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	11,000	11,000
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,150,000	1,069,704
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	198,237 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	590,000	595,298 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	540,000	573,821 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	330,000	328,023 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	890,000	855,682 (a)
Total Automobile Components				3,631,765
Automobiles — 1.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,500,000	1,280,129
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,110,000	$2,105,950 (a)
Total Automobiles				3,386,079
Distributors — 0.8%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	724,550	757,666 (a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	856,645	961,584 (a)(b)
Total Distributors				1,719,250
Diversified Consumer Services — 0.6%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	568,000	558,810 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000	508,530 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,614,000	379,216 (a)
Total Diversified Consumer Services				1,446,556
Hotels, Restaurants & Leisure — 11.5%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	470,000 EUR	483,014 (a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	330,000	315,804 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	510,000	501,744 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	820,000	846,345 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	460,000	461,998 (a)
Carnival Corp., Senior Notes	10.500%	6/1/30	1,310,000	1,406,224 (a)
Carnival Corp., Senior Secured Notes	7.000%	8/15/29	520,000	544,147 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,310,000	1,407,036 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	460,000	432,524 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,160,000	1,157,015 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,400,000	1,311,127
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	320,000	320,374 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.479%	7/16/35	1,232,000 GBP	1,315,978 (c)(d)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	200,000	198,400 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	640,000	586,186 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	550,000	556,046 (a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	266,000	264,555 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	820,000	875,511 (a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	740,000	741,330 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	950,000	1,008,897 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,710,000	$1,733,432 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	400,000	381,856
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	410,000	411,035 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	440,000	449,887 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	840,000	851,082 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	178,865
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	320,000	320,512 (a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	300,000	299,813 (a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	500,000	496,975 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	790,000	798,439 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,420,000	1,538,329 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000	387,310 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,139,000	1,112,868 (a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000	198,069 (a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000	551,552 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	270,000	258,401 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	220,000	214,519 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000	919,617 (a)
Total Hotels, Restaurants & Leisure				25,836,816
Household Durables — 0.3%
Newell Brands Inc., Senior Notes	6.375%	5/15/30	380,000	388,020
TopBuild Corp., Senior Notes	3.625%	3/15/29	350,000	324,989 (a)
Total Household Durables				713,009
Specialty Retail — 2.9%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	270,000	269,595 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	130,000	124,855 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	530,000	517,072 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	470,000	479,794 (a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	920,000	800,520 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	203,359 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	780,000	691,851 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,360,000	988,456 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	8.500%	10/1/28	460,000	$468,075 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	860,000	879,177
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,110,000	1,089,239 (a)
Total Specialty Retail				6,511,993

Total Consumer Discretionary				43,245,468
Consumer Staples — 0.4%
Beverages — 0.1%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	380,000	378,366 (a)
Food Products — 0.3%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	700,000	650,573 (a)

Total Consumer Staples				1,028,939
Energy — 11.4%
Energy Equipment & Services — 0.8%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	550,000	563,664 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	850,000	727,507 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	640,000	552,452 (a)
Total Energy Equipment & Services				1,843,623
Oil, Gas & Consumable Fuels — 10.6%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,800,000	1,796,061 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	340,000	340,709 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	810,000	841,075 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,150,000	1,154,542 (a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	568,835 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	590,000	620,622 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	20,000	20,188 (a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	52,648 (a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	455,205 (a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	168,246 (d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000	1,274,382 (d)(e)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,080,000	$1,169,434 (a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	1,250,000	1,320,451
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,800,000	1,714,255
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	150,000	142,773 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	930,000	983,189 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	530,000	563,121 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	440,000	453,771 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.342%	9/30/29	351,352	346,081 (a)(d)(f)(g)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	750,000	767,267 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	190,000	195,824 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	500,000	497,845 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	420,000	465,912 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	970,000	999,486 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	40,000	40,327 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	150,873
Range Resources Corp., Senior Notes	8.250%	1/15/29	820,000	845,761
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	218,844 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	435,813 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	800,000	819,526 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	610,000	555,796 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	148,104 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,120,000	1,161,383 (a)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	560,000	573,116 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,720,000	$1,913,756 (a)
Total Oil, Gas & Consumable Fuels				23,775,221

Total Energy				25,618,844
Financials — 10.1%
Banks — 3.1%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	800,000	919,730 (d)(e)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	440,000	463,801 (d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	600,000	603,675 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	720,873 (a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	247,466 (a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	660,000	685,387 (d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	710,000	726,419 (a)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	291,991 (d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	1,014,708 (d)(e)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	470,000	482,662 (d)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	$758,282 (d)
Total Banks				6,914,994
Capital Markets — 1.3%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	450,000	395,150 (d)(e)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	700,000	608,280 (a)
Credit Suisse AG AT1 Claim	—	—	4,040,000	0 *(f)(g)(h)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	480,000	508,063 (a)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	220,000	230,437 (a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	520,000	568,066 (a)(d)(e)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	410,000	505,827 (a)(d)
Total Capital Markets				2,815,823
Consumer Finance — 0.3%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	350,000	342,388 (a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	359,927 (a)
Total Consumer Finance				702,315
Financial Services — 3.4%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	1,090,000	1,152,230 (a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	300,000	299,375 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	470,000	472,703 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	740,000	792,267 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	411,000	391,551 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	880,000	916,482 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	320,000	321,560 (a)
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	$331,468 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,262,405 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	360,000	371,582 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	490,000	482,211 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	110,192 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	785,874 (a)
Total Financial Services				7,689,900
Insurance — 0.6%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	700,000	708,481 (a)
Ryan Specialty LLC, Senior Secured Notes	4.375%	2/1/30	330,000	313,655 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	340,000	340,153 (a)
Total Insurance				1,362,289
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	650,000	579,428 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	320,000	311,721 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	970,000	1,005,666 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	450,000	463,930 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	910,000	899,059 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				3,259,804

Total Financials				22,745,125
Health Care — 6.4%
Health Care Equipment & Supplies — 0.7%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	420,000	410,384 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	630,000	591,042 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	590,000	601,692 (a)
Total Health Care Equipment & Supplies				1,603,118
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — 3.4%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	300,000	$262,002 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,290,000	1,042,054 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	60,000	44,463 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	810,000	691,967 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,330,000	1,385,674 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	774,459
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,390,000	1,511,348 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	390,000	430,173 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,190,000	1,210,880 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	294,122 (a)
Total Health Care Providers & Services				7,647,142
Health Care Technology — 0.1%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	320,000	306,534 (a)
Pharmaceuticals — 2.2%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	617,228 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	246,748 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	640,000	626,531 (a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	230,000	212,827 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	590,000	628,749 (a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Escrow	—	—	300,000	0 *(a)(f)(g)(h)
Par Pharmaceutical Inc., Escrow	—	—	800,000	0 *(a)(f)(g)(h)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	395,140
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,220,000	1,193,502
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	216,701
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	650,000	731,714
Total Pharmaceuticals				4,869,140

Total Health Care				14,425,934
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 13.7%
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	690,000	$707,019 (a)
Bombardier Inc., Senior Notes	7.875%	4/15/27	246,000	246,810 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	970,000	1,051,078 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	810,000	837,665 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	650,000	664,090 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	230,000	234,878 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	470,000	489,123 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	350,000	358,939 (a)
Total Aerospace & Defense				4,589,602
Building Products — 0.8%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	232,102 (a)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	514,103 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	690,000	702,834 (a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	390,000	375,320 (a)
Total Building Products				1,824,359
Commercial Services & Supplies — 3.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	730,000	688,520 (a)
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	440,000	448,318 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	687,000	669,121
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,430,000	1,523,608
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,220,000	1,336,508
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	510,000	539,824
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	580,000	602,211 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	535,266 (a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	620,000	595,617 (a)
Total Commercial Services & Supplies				6,938,993
Construction & Engineering — 1.2%
Arcosa Inc., Senior Notes	6.875%	8/15/32	350,000	361,648 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	1,070,000	1,141,588 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,110,000	1,237,045 (a)
Total Construction & Engineering				2,740,281
Electrical Equipment — 0.2%
Gates Corp., Senior Notes	6.875%	7/1/29	410,000	421,314 (a)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ground Transportation — 0.7%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	850,000	$806,666 (a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	382,114
XPO Inc., Senior Notes	7.125%	2/1/32	300,000	313,043 (a)
Total Ground Transportation				1,501,823
Industrial Conglomerates — 0.1%
Reworld Holding Corp., Senior Notes	4.875%	12/1/29	340,000	321,235 (a)
Machinery — 1.2%
ATS Corp., Senior Notes	4.125%	12/15/28	600,000	562,222 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	530,000	539,844 (a)
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	471,767 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	560,000	550,883
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	530,000	505,166 (a)
Total Machinery				2,629,882
Marine Transportation — 0.3%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	570,000	589,668 (a)
Passenger Airlines — 2.3%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	635,595 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	970,000	1,025,500 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,740,000	1,738,667 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,240,000	965,111 *(a)(i)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	250,000	194,579 *(a)(i)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	634,000	609,711 (a)
Total Passenger Airlines				5,169,163
Professional Services — 0.8%
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	1,050,000	1,071,801 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	510,000	524,319 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	250,000	230,198 (a)
Total Professional Services				1,826,318
Trading Companies & Distributors — 0.7%
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	380,000	389,865 (a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	590,000	547,192 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	720,000	731,636 (a)
Total Trading Companies & Distributors				1,668,693
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Transportation Infrastructure — 0.3%
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	570,000	$585,490 (a)

Total Industrials				30,806,821
Information Technology — 4.7%
Communications Equipment — 1.4%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	2,000,000	1,657,500 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,190,000	1,024,242 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	300,000	277,237 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	460,000	312,393 (a)
Total Communications Equipment				3,271,372
Electronic Equipment, Instruments & Components — 0.9%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	670,000	702,834 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	410,000	420,089 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	820,000	897,975 (a)
Total Electronic Equipment, Instruments & Components				2,020,898
IT Services — 0.7%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	930,000	955,931 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	550,000	569,250 (a)
Total IT Services				1,525,181
Software — 1.5%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	660,000	664,029 (a)
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	520,000	526,948 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	800,000	834,497 (a)
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	355,903 (a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	250,000	259,025 (a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	260,000	270,441 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	694,200	435,294 (a)
Total Software				3,346,137
Technology Hardware, Storage & Peripherals — 0.2%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	540,000	528,120 (a)

Total Information Technology				10,691,708
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 3.7%
Chemicals — 0.3%
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	117,065	$1,536 *(i)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	190,000	198,852 (a)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	400,000	413,661 (a)
Total Chemicals				614,049
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	170,000	168,689 (a)
Containers & Packaging — 0.9%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,870,000	397,562 (a)(b)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	173,870 (a)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	730,000	727,762 (a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	570,000	519,729 (a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	330,000	324,805 (a)
Total Containers & Packaging				2,143,728
Metals & Mining — 2.4%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,750,000	1,876,372 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	630,000	631,392 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	370,000	381,088 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	1,454,216
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	980,000	989,630 (a)
Total Metals & Mining				5,332,698

Total Materials				8,259,164
Real Estate — 3.0%
Diversified REITs — 1.1%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	970,000	952,007
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	380,000	358,225 (a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	320,000	234,300
Uniti Group LP/Uniti Group Finance 2019 Inc./ CSL Capital LLC, Senior Notes	6.500%	2/15/29	1,100,000	965,836 (a)
Total Diversified REITs				2,510,368
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care REITs — 0.6%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	176,000	$176,089
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	342,587
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	710,074
Total Health Care REITs				1,228,750
Hotel & Resort REITs — 0.8%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,110,000	1,063,039
Service Properties Trust, Senior Notes	8.375%	6/15/29	740,000	735,593
Total Hotel & Resort REITs				1,798,632
Real Estate Management & Development — 0.5%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	570,000	616,148 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	520,543	532,081 (a)
Total Real Estate Management & Development				1,148,229

Total Real Estate				6,685,979
Utilities — 1.9%
Electric Utilities — 1.3%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	330,000	334,544 (a)
NextEra Energy Operating Partners LP, Senior Notes	7.250%	1/15/29	270,000	276,528 (a)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	590,000	590,301 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	710,000	754,824 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	870,000	903,381 (a)
Total Electric Utilities				2,859,578
Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	264,171 (a)
Independent Power and Renewable Electricity Producers — 0.5%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	540,000	563,248 (a)
TransAlta Corp., Senior Notes	7.750%	11/15/29	560,000	589,825
Total Independent Power and Renewable Electricity Producers				1,153,073

Total Utilities				4,276,822
Total Corporate Bonds & Notes (Cost — $189,777,513)				188,867,290
Asset-Backed Securities — 8.1%
AB BSL CLO Ltd., 2021-2A D (3 mo. Term SOFR + 3.612%)	8.268%	4/15/34	250,000	250,622 (a)(d)
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	11.278%	4/15/34	250,000	251,786 (a)(d)
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
AGL CLO Ltd., 2021-16A D (3 mo. Term SOFR + 3.362%)	7.979%	1/20/35	250,000	$250,824 (a)(d)
AGL CLO Ltd., 2024-35A E (3 mo. Term SOFR + 5.150%)	9.616%	1/21/38	570,000	570,000 (a)(d)(f)(g)(j)
AIMCO CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	7.547%	1/17/32	370,000	370,870 (a)(d)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	11.060%	1/20/35	530,000	530,000 (a)(d)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.566%	1/20/38	460,000	459,988 (a)(d)(j)
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. Term SOFR + 6.762%)	11.379%	10/20/34	650,000	615,852 (a)(d)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.726%	10/23/34	820,000	822,930 (a)(d)
Ballyrock CLO Ltd., 2018-1A C (3 mo. Term SOFR + 3.412%)	8.029%	4/20/31	1,000,000	1,003,556 (a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	11.727%	4/20/35	670,000	675,970 (a)(d)
Barings CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.162%)	7.779%	7/20/29	250,000	250,889 (a)(d)
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	8.546%	4/24/34	250,000	244,218 (a)(d)
Battalion CLO Ltd., 2021-20A D (3 mo. Term SOFR + 3.362%)	8.018%	7/15/34	250,000	246,369 (a)(d)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	8.026%	10/20/37	280,000	283,158 (a)(d)
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	7.956%	4/15/35	400,000	399,573 (a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	11.409%	4/19/34	160,000	159,320 (a)(d)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	7.571%	10/20/37	520,000	522,959 (a)(d)
Goldentree Loan Management US CLO Ltd., 2020-8A DRR (3 mo. Term SOFR + 2.900%)	7.502%	10/20/34	540,000	541,320 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2018-3A C (3 mo. Term SOFR + 2.162%)	6.779%	4/20/30	500,000	501,264 (a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	7.418%	4/15/31	350,000	350,808 (a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	9.868%	4/15/31	250,000	250,126 (a)(d)
LCM Ltd., 39A DR (3 mo. Term SOFR + 3.250%)	7.906%	10/15/34	560,000	557,902 (a)(d)
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	10.598%	10/15/31	750,000	$753,795 (a)(d)
Magnetite Ltd., 2020-26A ER (3 mo. Term SOFR + 6.212%)	10.837%	7/25/34	500,000	502,212 (a)(d)
Marble Point CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.612%)	7.268%	10/15/30	250,000	250,945 (a)(d)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	8.409%	1/20/32	500,000	492,300 (a)(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.038%	7/15/31	250,000	251,797 (a)(d)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	7.818%	4/15/34	900,000	905,835 (a)(d)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.865%	10/15/37	570,000	569,984 (a)(d)
Obra CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 3.400%)	7.866%	1/20/38	800,000	800,000 (a)(d)(j)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	8.368%	10/13/31	300,000	300,411 (a)(d)
Ocean Trails CLO Ltd., 2024-16A D1 (3 mo. Term SOFR + 3.300%)	7.861%	1/20/38	700,000	700,000 (a)(d)
Octagon Ltd., 2021-1A D (3 mo. Term SOFR + 3.362%)	7.979%	7/20/34	490,000	491,772 (a)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.467%	7/19/37	330,000	331,383 (a)(d)
Palmer Square CLO Ltd., 2021-2A E (3 mo. Term SOFR + 6.612%)	11.268%	7/15/34	250,000	252,099 (a)(d)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.567%	7/20/37	460,000	462,836 (a)(d)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.656%	4/15/31	380,000	382,338 (a)(d)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.129%	7/20/34	310,000	306,076 (a)(d)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	8.479%	4/19/34	250,000	250,880 (a)(d)
Trinitas CLO Ltd., 2023-26A D (3 mo. Term SOFR + 4.500%)	9.117%	1/20/35	250,000	251,883 (a)(d)

Total Asset-Backed Securities (Cost — $17,850,261)				18,366,850
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 4.8%
Communication Services — 0.2%
Media — 0.2%
Gray Television Inc., Term Loan F (1 mo. Term SOFR + 5.250%)	9.922%	6/4/29	528,675	$502,096 (d)(k)(l)

Consumer Discretionary — 1.2%
Automobile Components — 0.4%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	7.073%	5/6/30	498,750	502,700 (d)(k)(l)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.847%	3/30/27	328,100	317,730 (d)(k)(l)
Total Automobile Components				820,430
Diversified Consumer Services — 0.1%
Adtalem Global Education Inc., 2024 Second Repricing Term Loan (1 mo. Term SOFR + 2.750%)	7.323%	8/12/28	230,020	231,457 (d)(g)(k)(l)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.187%	4/13/28	256,000	63,217 (d)(k)(l)
Total Diversified Consumer Services				294,674
Hotels, Restaurants & Leisure — 0.5%
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.860%	4/14/29	245,634	247,937 (d)(g)(k)(l)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.250%)	6.823%	3/14/31	865,650	869,416 (d)(k)(l)
Total Hotels, Restaurants & Leisure				1,117,353
Specialty Retail — 0.2%
Gannett Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 5.000%)	9.609%	10/15/29	390,000	390,495 (d)(f)(g)(k)(l)

Total Consumer Discretionary				2,622,952
Financials — 0.7%
Financial Services — 0.2%
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.573%	10/31/31	245,048	246,365 (d)(k)(l)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.615%	4/7/28	200,000	195,000 (d)(k)(l)
Total Financial Services				441,365
Insurance — 0.5%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.673%	8/19/28	1,161,612	1,164,998 (d)(k)(l)

Total Financials				1,606,363
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 0.5%
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 1.100%)	5.717%	11/30/28	595,034	$449,846 (d)(k)(l)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.406%	5/16/31	223,944	224,916 (d)(k)(l)
Total Health Care Providers & Services				674,762
Health Care Technology — 0.2%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.000%)	7.672%	5/1/31	467,650	470,135 (d)(k)(l)

Total Health Care				1,144,897
Industrials — 0.5%
Commercial Services & Supplies — 0.1%
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	9.758%	4/11/29	305,350	279,015 (d)(k)(l)
Ground Transportation — 0.3%
Genesee & Wyoming Inc., Initial Term Loan B (3 mo. Term SOFR + 2.000%)	6.604%	4/10/31	510,000	511,951 (d)(k)(l)
Passenger Airlines — 0.1%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.635%	2/22/31	233,800	235,578 (d)(k)(l)

Total Industrials				1,026,544
Information Technology — 1.5%
Communications Equipment — 0.6%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	12.073%	7/31/29	1,420,000	1,387,695 (d)(k)(l)
Software — 0.6%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.573%	10/16/26	409,949	402,699 (d)(k)(l)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.573%	2/19/29	790,000	668,865 (d)(k)(l)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 4.750%)	9.354%	2/10/27	89,648	89,872 (d)(k)(l)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 4.750%)	9.354%	2/10/27	155,866	156,256 (d)(k)(l)
Total Software				1,317,692
Technology Hardware, Storage & Peripherals — 0.3%
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	12.354%	6/16/26	759,780	727,728 (d)(k)(l)

Total Information Technology				3,433,115
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 0.2%
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	535,239	$533,898 (f)(g)(k)(l)

Total Senior Loans (Cost — $11,234,009)				10,869,865
Convertible Bonds & Notes — 0.8%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% PIK)	3.875%	11/30/30	380,665	424,917 (b)

Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	390,000	343,980

Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	660,000	652,410

Industrials — 0.0%††
Electrical Equipment — 0.0%††
Bloom Energy Corp., Senior Notes	3.000%	6/1/29	70,000	107,254 (a)

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
NextEra Energy Partners LP, Senior Notes	2.500%	6/15/26	270,000	253,146 (a)

Total Convertible Bonds & Notes (Cost — $1,715,979)				1,781,707
Sovereign Bonds — 0.6%
Argentina — 0.6%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,926,937	1,254,917 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	48,170	31,371 (c)

Total Sovereign Bonds (Cost — $877,677)				1,286,288
			Shares/Units
Common Stocks — 0.2%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Chord Energy Corp.			1,925	245,476
Permian Production Partners LLC			21,667	14,084 (f)(g)

Total Energy				259,560
Health Care — 0.1%
Pharmaceuticals — 0.1%
Endo Inc.			6,592	150,298 *
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security				Shares/Units	Value

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.				541	$50,161 *(f)(g)

Total Common Stocks (Cost — $316,362)					460,019
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $14,372)			5/28/28	15,010	2,219 *
	Counterparty	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.43 Index, Put @ 104.500bps, 500.000bps quarterly payments paid by the Fund, maturing on 12/20/29 (Cost — $26,220)	Goldman Sachs Group Inc.	12/18/24	4,600,000	4,600,000	1,474
Total Investments before Short-Term Investments (Cost — $221,812,393)					221,635,712
		Rate		Shares
Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $158,306)		4.603%		158,306	158,306 (m)(n)
Total Investments — 98.4% (Cost — $221,970,699)					221,794,018
Other Assets in Excess of Liabilities — 1.6%					3,616,809
Total Net Assets — 100.0%					$225,410,827

See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	The coupon payment on this security is currently in default as of November 30, 2024.
(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	Rate shown is one-day yield as of the end of the reporting period.
(n)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2024, the total market value of investments in Affiliated
Companies was $158,306 and the cost was $158,306 (Note 8).

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
At November 30, 2024, the Fund had the following written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Credit default swaption to sell protection on Markit CDX.NA.IG.43 Index, Put, 100.000bps quarterly payments received by the Fund, maturing on 12/20/29 (Premiums received — $26,910)	Goldman Sachs Group Inc.	12/18/24	65.000 bps	20,700,000	$20,700,000 ‡	$(2,015)

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
At November 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	3/25	$8,127,489	$8,177,718	$50,229
At November 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	2,134,546	USD	2,352,953	Bank of America N.A.	1/16/25	$(92,368)
GBP	2,895,292	USD	3,792,355	Bank of America N.A.	1/16/25	(108,652)
Net unrealized depreciation on open forward foreign currency contracts						$(201,020)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset High Yield Fund
At November 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
American Airlines Group Inc., 6.500%, due 7/1/25	$1,068,000	12/20/29	4.820%	5.000% quarterly	$7,691	$(70,301)	$77,992
American Axle & Manufacturing Inc.,6.250%, due 3/15/26	397,000	12/20/29	3.653%	5.000% quarterly	22,393	13,291	9,102
Calpine Corp., 5.125%, due 3/15/28	1,040,000	12/20/29	1.286%	5.000% quarterly	172,128	150,350	21,778
Nabors Industries Inc., 5.750%, due 2/1/25	495,000	6/20/29	5.161%	1.000% quarterly	(76,196)	(82,157)	5,961
Total	$3,000,000				$126,016	$11,183	$114,833

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
OneMain Finance Corp., 6.625%, due 1/15/28	$534,000	6/20/29	1.657%	5.000% quarterly	$(71,888)	$(56,538)	$(15,350)
Transocean Inc., 8.000%, due 2/1/27	495,000	6/20/29	3.915%	1.000% quarterly	54,999	57,566	(2,567)
Total	$1,029,000				$(16,889)	$1,028	$(17,917)

See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

 Western Asset High Yield Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
November 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $221,812,393)	$221,635,712
Investments in affiliated securities, at value (Cost — $158,306)	158,306
Foreign currency, at value (Cost — $211,749)	133,497
Cash	1,063,131
Interest receivable	3,684,486
Deposits with brokers for centrally cleared swap contracts	1,185,000
Deposits with brokers for open futures contracts	129,225
Receivable for Fund shares sold	54,996
Receivable from brokers — net variation margin on open futures contracts	10,687
Receivable from brokers — net variation margin on centrally cleared swap contracts	3,959
Dividends receivable from affiliated investments	3,746
Security litigation proceeds receivable	3,553
Prepaid expenses	37,312
Total Assets	228,103,610
Liabilities:
Payable for securities purchased	1,830,000
Payable for Fund shares repurchased	355,043
Unrealized depreciation on forward foreign currency contracts	201,020
Investment management fee payable	97,588
Distributions payable	62,793
Service and/or distribution fees payable	39,913
Written options, at value (premiums received — $26,910)	2,015
Directors’ fees payable	1,245
Accrued expenses	103,166
Total Liabilities	2,692,783
Total Net Assets	$225,410,827
Net Assets:
Par value (Note 7)	$32,123
Paid-in capital in excess of par value	383,038,333
Total distributable earnings (loss)	(157,659,629)
Total Net Assets	$225,410,827
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

Net Assets:
Class A	$188,255,263
Class C	$1,709,178
Class R	$119,715
Class I	$28,407,718
Class IS	$6,918,953
Shares Outstanding:
Class A	26,806,949
Class C	245,621
Class R	17,168
Class I	4,075,546
Class IS	977,779
Net Asset Value:
Class A (and redemption price)	$7.02
Class C*	$6.96
Class R (and redemption price)	$6.97
Class I (and redemption price)	$6.97
Class IS (and redemption price)	$7.08
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$7.29

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended November 30, 2024

Investment Income:
Interest	$9,565,614
Dividends from affiliated investments	47,237
Dividends from unaffiliated investments	7,623
Less: Foreign taxes withheld	(2,984)
Total Investment Income	9,617,490
Expenses:
Investment management fee (Note 2)	625,798
Service and/or distribution fees (Notes 2 and 5)	240,209
Transfer agent fees (Notes 2 and 5)	83,765
Registration fees	42,450
Fund accounting fees	36,606
Audit and tax fees	31,479
Shareholder reports	10,180
Legal fees	6,312
Directors’ fees	3,896
Commitment fees (Note 9)	1,053
Insurance	811
Custody fees	231
Miscellaneous expenses	6,126
Total Expenses	1,088,916
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(30,606)
Net Expenses	1,058,310
Net Investment Income	8,559,180
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	355,111
Futures contracts	10,004
Swap contracts	242,450
Forward foreign currency contracts	201,698
Foreign currency transactions	6,323
Net Realized Gain	815,586
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	6,248,245
Futures contracts	67,424
Written options	24,895
Swap contracts	31,904
Forward foreign currency contracts	(291,381)
Foreign currencies	(24,573)
Change in Net Unrealized Appreciation (Depreciation)	6,056,514
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	6,872,100
Increase in Net Assets From Operations	$15,431,280
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2024 (unaudited) and the Year Ended May 31, 2024	November 30	May 31
Operations:
Net investment income	$8,559,180	$17,756,746
Net realized gain (loss)	815,586	(19,756,237)
Change in net unrealized appreciation (depreciation)	6,056,514	26,806,466
Increase in Net Assets From Operations	15,431,280	24,806,975
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,592,303)	(17,870,115)
Decrease in Net Assets From Distributions to Shareholders	(8,592,303)	(17,870,115)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	18,134,008	32,024,792
Reinvestment of distributions	8,245,710	17,074,084
Cost of shares repurchased	(33,148,519)	(69,538,338)
Decrease in Net Assets From Fund Share Transactions	(6,768,801)	(20,439,462)
Increase (Decrease) in Net Assets	70,176	(13,502,602)
Net Assets:
Beginning of period	225,340,651	238,843,253
End of period	$225,410,827	$225,340,651
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.81	$6.62	$7.29	$8.21	$7.40	$7.85
Income (loss) from operations:
Net investment income	0.26	0.50	0.48	0.39	0.38	0.41
Net realized and unrealized gain (loss)	0.21	0.19	(0.67)	(0.92)	0.81	(0.44)
Total income (loss) from operations	0.47	0.69	(0.19)	(0.53)	1.19	(0.03)
Less distributions from:
Net investment income	(0.26)	(0.50)	(0.46)	(0.39)	(0.38)	(0.40)
Return of capital	—	—	(0.02)	—	(0.00)[3]	(0.02)
Total distributions	(0.26)	(0.50)	(0.48)	(0.39)	(0.38)	(0.42)
Net asset value, end of period	$7.02	$6.81	$6.62	$7.29	$8.21	$7.40
Total return[4]	6.88%	10.97%	(2.52)%	(6.77)%	16.41%	(0.52)%[5]
Net assets, end of period (000s)	$188,255	$179,880	$169,943	$67,464	$3,953	$2,677
Ratios to average net assets:
Gross expenses	0.99%[6]	0.99%	1.02%	0.97%	1.06%	1.05%[7]
Net expenses[8,9]	0.97 [6]	0.97	0.97	0.94	1.00	1.02 [7]
Net investment income	7.49 [6]	7.46	7.14	4.93	4.80	5.30
Portfolio turnover rate	18%	45%	38%	79%	101%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.92)% for the year ended May 31, 2020.
[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.01%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.05%.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.75	$6.56	$7.23	$8.13	$7.33	$7.77
Income (loss) from operations:
Net investment income	0.23	0.45	0.42	0.33	0.32	0.35
Net realized and unrealized gain (loss)	0.21	0.19	(0.67)	(0.91)	0.80	(0.43)
Total income (loss) from operations	0.44	0.64	(0.25)	(0.58)	1.12	(0.08)
Less distributions from:
Net investment income	(0.23)	(0.45)	(0.41)	(0.32)	(0.32)	(0.34)
Return of capital	—	—	(0.01)	—	(0.00)[3]	(0.02)
Total distributions	(0.23)	(0.45)	(0.42)	(0.32)	(0.32)	(0.36)
Net asset value, end of period	$6.96	$6.75	$6.56	$7.23	$8.13	$7.33
Total return[4]	6.67%	10.02%	(3.40)%	(7.35)%	15.66%	(1.32)%[5]
Net assets, end of period (000s)	$1,709	$1,742	$1,221	$1,430	$1,960	$1,964
Ratios to average net assets:
Gross expenses	1.74%[6]	1.73%	1.85%	1.76%	1.82%	1.82%[7]
Net expenses[8,9]	1.72 [6]	1.71	1.80	1.73	1.76	1.78 [7]
Net investment income	6.73 [6]	6.73	6.20	4.09	4.08	4.61
Portfolio turnover rate	18%	45%	38%	79%	101%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.46)% for the year ended May 31, 2020.
[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.77	$6.57	$7.24	$8.15	$7.35	$7.78
Income (loss) from operations:
Net investment income	0.25	0.48	0.45	0.36	0.36	0.39
Net realized and unrealized gain (loss)	0.19	0.20	(0.67)	(0.91)	0.80	(0.43)
Total income (loss) from operations	0.44	0.68	(0.22)	(0.55)	1.16	(0.04)
Less distributions from:
Net investment income	(0.24)	(0.48)	(0.44)	(0.36)	(0.36)	(0.37)
Return of capital	—	—	(0.01)	—	(0.00)[3]	(0.02)
Total distributions	(0.24)	(0.48)	(0.45)	(0.36)	(0.36)	(0.39)
Net asset value, end of period	$6.97	$6.77	$6.57	$7.24	$8.15	$7.35
Total return[4]	6.72%	10.63%	(2.92)%	(7.05)%	16.16%	(0.73)%[5]
Net assets, end of period (000s)	$120	$107	$118	$176	$129	$158
Ratios to average net assets:
Gross expenses	1.49%[6]	1.37%	1.55%	1.58%	1.64%	1.69%[7]
Net expenses[8,9]	1.30 [6]	1.30	1.30	1.30	1.30	1.30 [7]
Net investment income	7.16 [6]	7.12	6.67	4.51	4.53	5.07
Portfolio turnover rate	18%	45%	38%	79%	101%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.86)% for the year ended May 31, 2020.
[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.76	$6.57	$7.24	$8.14	$7.34	$7.78
Income (loss) from operations:
Net investment income	0.27	0.52	0.49	0.40	0.40	0.44
Net realized and unrealized gain (loss)	0.20	0.19	(0.67)	(0.90)	0.80	(0.44)
Total income (loss) from operations	0.47	0.71	(0.18)	(0.50)	1.20	0.00
Less distributions from:
Net investment income	(0.26)	(0.52)	(0.47)	(0.40)	(0.40)	(0.42)
Return of capital	—	—	(0.02)	—	(0.00)[3]	(0.02)
Total distributions	(0.26)	(0.52)	(0.49)	(0.40)	(0.40)	(0.44)
Net asset value, end of period	$6.97	$6.76	$6.57	$7.24	$8.14	$7.34
Total return[4]	7.02%	11.24%	(2.41)%	(6.47)%	16.65%	(0.14)%[5]
Net assets, end of period (000s)	$28,408	$30,498	$35,063	$23,201	$97,099	$64,507
Ratios to average net assets:
Gross expenses	0.79%[6]	0.77%	0.83%	0.81%	0.81%	0.75%
Net expenses[7,8]	0.75 [6]	0.75	0.77	0.77	0.75	0.71
Net investment income	7.70 [6]	7.67	7.29	4.89	5.06	5.66
Portfolio turnover rate	18%	45%	38%	79%	101%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.42)% for the year ended May 31, 2020.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, effective November 21, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the
Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset High Yield Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.87	$6.67	$7.35	$8.27	$7.45	$7.90
Income (loss) from operations:
Net investment income	0.27	0.53	0.50	0.42	0.42	0.45
Net realized and unrealized gain (loss)	0.21	0.20	(0.68)	(0.92)	0.81	(0.45)
Total income (loss) from operations	0.48	0.73	(0.18)	(0.50)	1.23	0.00
Less distributions from:
Net investment income	(0.27)	(0.53)	(0.48)	(0.42)	(0.41)	(0.43)
Return of capital	—	—	(0.02)	—	(0.00)[3]	(0.02)
Total distributions	(0.27)	(0.53)	(0.50)	(0.42)	(0.41)	(0.45)
Net asset value, end of period	$7.08	$6.87	$6.67	$7.35	$8.27	$7.45
Total return[4]	7.18%	11.29%	(2.29)%	(6.40)%	16.88%	(0.12)%[5]
Net assets, end of period (000s)	$6,919	$13,113	$32,498	$99,232	$58,186	$102,505
Ratios to average net assets:
Gross expenses	0.73%[6]	0.68%	0.73%	0.68%	0.71%	0.69%[7]
Net expenses[8,9]	0.65 [6]	0.65	0.65	0.65	0.65	0.65 [7]
Net investment income	7.77 [6]	7.73	7.20	5.22	5.20	5.72
Portfolio turnover rate	18%	45%	38%	79%	101%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.26)% for the year ended May 31, 2020.
[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset High Yield Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Western Asset High Yield Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Yield Fund 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$25,272,763	$346,081	$25,618,844
Financials	—	22,745,125	0 *	22,745,125
Health Care	—	14,425,934	0 *	14,425,934
Other Corporate Bonds & Notes	—	126,077,387	—	126,077,387
Asset-Backed Securities	—	17,796,850	570,000	18,366,850
Senior Loans:
Consumer Discretionary	—	1,753,063	869,889	2,622,952
Materials	—	—	533,898	533,898
Other Senior Loans	—	7,713,015	—	7,713,015
Convertible Bonds & Notes	—	1,781,707	—	1,781,707
Sovereign Bonds	—	1,286,288	—	1,286,288
Common Stocks:
Energy	$245,476	—	14,084	259,560
Health Care	150,298	—	—	150,298
Materials	—	—	50,161	50,161
Warrants	—	2,219	—	2,219
Purchased Options	—	1,474	—	1,474
Total Long-Term Investments	395,774	218,855,825	2,384,113	221,635,712
Short-Term Investments†	158,306	—	—	158,306
Total Investments	$554,080	$218,855,825	$2,384,113	$221,794,018
Western Asset High Yield Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$50,229	—	—	$50,229
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	$114,833	—	114,833
Total Other Financial Instruments	$50,229	$114,833	—	$165,062
Total	$604,309	$218,970,658	$2,384,113	$221,959,080
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$2,015	—	$2,015
Forward Foreign Currency Contracts††	—	201,020	—	201,020
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	17,917	—	17,917
Total	—	$220,952	—	$220,952

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2024	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Energy	—	$137	—	$(137)	$346,081
Financials	$121,200	—	—	(121,200)	—
Health Care	—	—	—	—	—
Asset-Backed Securities	—	—	—	—	570,000
Senior Loans:
Consumer Discretionary	20,050	371	$613	9,587	859,243

Western Asset High Yield Fund 2024 Semi-Annual Report

Investments in Securities	Balance as of May 31, 2024	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Materials	$533,712	—	—	$186	—
Common Stocks:
Energy	14,084	—	—	—	—
Materials	74,428	—	—	(24,267)	—
Total	$763,474	$508	$613	$(135,831)	$1,775,324

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2024[2]
Corporate Bonds & Notes:
Energy	—	—	—	$346,081	$(137)
Financials	—	—	—	0 *	—
Health Care	—	—	—	0 *	—
Asset-Backed Securities	—	—	—	570,000	—
Senior Loans:
Consumer Discretionary	$(19,975)	—	—	869,889	10,281
Materials	—	—	—	533,898	186
Common Stocks:
Energy	—	—	—	14,084	—
Materials	—	—	—	50,161	(24,267)
Total	$(19,975)	—	—	$2,384,113	$(13,937)

*	Amount represents less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.
[2]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and
Western Asset High Yield Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in

Western Asset High Yield Fund 2024 Semi-Annual Report

contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be
Western Asset High Yield Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2024, the total notional value of all credit default swaps to sell protection was $3,000,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended November 30, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of

Western Asset High Yield Fund 2024 Semi-Annual Report

protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current
Western Asset High Yield Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(i) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

Western Asset High Yield Fund 2024 Semi-Annual Report

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign
Western Asset High Yield Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

Western Asset High Yield Fund 2024 Semi-Annual Report

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2024, the Fund held OTC written options, forward foreign currency contracts with credit related contingent features which had a liability position of $203,035. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
Western Asset High Yield Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.01%, 1.80%, 1.30%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total

Western Asset High Yield Fund 2024 Semi-Annual Report

annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended November 30, 2024, fees waived and/or expenses reimbursed amounted to $30,606, which included an affiliated money market fund waiver of $1,237.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at November 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2025	$63,143	$615	$387	$16,009	$33,232
Expires May 31, 2026	29,443	235	62	7,641	9,494
Expires May 31, 2027	18,225	173	109	6,712	4,150
Total fee waivers/expense reimbursements subject to recapture	$110,811	$1,023	$558	$30,362	$46,876
For the six months ended November 30, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $4,646 was earned by Investor Services.
Western Asset High Yield Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended November 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$4,767
CDSCs	2,935
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended November 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$40,692,344
Sales	46,247,432
At November 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$222,596,732	$8,741,604	$(9,544,318)	$(802,714)
Written options	(26,910)	24,895	—	24,895
Futures contracts	—	50,229	—	50,229
Forward foreign currency contracts	—	—	(201,020)	(201,020)
Swap contracts	12,211	114,833	(17,917)	96,916

Western Asset High Yield Fund 2024 Semi-Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	—	$1,474	$1,474
Futures contracts[3]	$50,229	—	50,229
Centrally cleared swap contracts[4]	—	114,833	114,833
Total	$50,229	$116,307	$166,536

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Written options	—	$2,015	$2,015
Forward foreign currency contracts	$201,020	—	201,020
Centrally cleared swap contracts[4]	—	17,917	17,917
Total	$201,020	$19,932	$220,952

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$10,004	—	—	$10,004
Swap contracts	—	—	$242,450	242,450
Forward foreign currency contracts	—	$201,698	—	201,698
Total	$10,004	$201,698	$242,450	$454,152
Western Asset High Yield Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	—	$(24,746)	$(24,746)
Futures contracts	$67,424	—	—	67,424
Written options	—	—	24,895	24,895
Swap contracts	—	—	31,904	31,904
Forward foreign currency contracts	—	$(291,381)	—	(291,381)
Total	$67,424	$(291,381)	$32,053	$(191,904)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended November 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$2,410
Written options	2,503
Futures contracts (to buy)	8,190,442
Forward foreign currency contracts (to buy)	5,897,369
Average Notional Balance
Credit default swap contracts (buy protection)	$1,465,286
Credit default swap contracts (sell protection)	7,225,714
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	—	$(201,020)	$(201,020)	—	$(201,020)
Goldman Sachs Group Inc.	$1,474	(2,015)	(541)	—	(541)
Total	$1,474	$(203,035)	$(201,561)	—	$(201,561)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C

Western Asset High Yield Fund 2024 Semi-Annual Report

and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended November 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$231,168	$61,413
Class C	8,756	637
Class R	285	182
Class I	—	18,441
Class IS	—	3,092
Total	$240,209	$83,765
For the six months ended November 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$19,232
Class C	182
Class R	110
Class I	6,874
Class IS	4,208
Total	$30,606
6. Distributions to shareholders by class

	Six Months Ended November 30, 2024	Year Ended May 31, 2024
Net Investment Income:
Class A	$6,956,521	$13,077,193
Class C	59,174	94,221
Class R	4,097	6,169
Class I	1,158,355	2,517,595
Class IS	414,156	2,174,937
Total	$8,592,303	$17,870,115
Western Asset High Yield Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
7. Capital shares
At November 30, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2024		Year Ended May 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,491,627	$10,377,176	2,905,970	$19,722,276
Shares issued on reinvestment	985,458	6,868,680	1,901,719	12,886,897
Shares repurchased	(2,067,509)	(14,374,706)	(4,076,347)	(27,575,074)
Net increase	409,576	$2,871,150	731,342	$5,034,099
Class C
Shares sold	15,415	$104,961	122,453	$821,948
Shares issued on reinvestment	8,060	55,674	12,654	85,008
Shares repurchased	(35,795)	(246,301)	(63,333)	(425,055)
Net increase (decrease)	(12,320)	$(85,666)	71,774	$481,901
Class R
Shares sold	921	$6,350	8,314	$56,300
Shares issued on reinvestment	592	4,097	909	6,115
Shares repurchased	(135)	(937)	(11,405)	(77,036)
Net increase (decrease)	1,378	$9,510	(2,182)	$(14,621)
Class I
Shares sold	364,000	$2,512,189	1,328,626	$8,893,297
Shares issued on reinvestment	130,550	903,261	293,159	1,971,446
Shares repurchased	(928,339)	(6,415,172)	(2,447,180)	(16,389,149)
Net decrease	(433,789)	$(2,999,722)	(825,395)	$(5,524,406)
Class IS
Shares sold	741,117	$5,133,332	372,017	$2,530,971
Shares issued on reinvestment	59,096	413,998	311,540	2,124,618
Shares repurchased	(1,731,525)	(12,111,403)	(3,644,973)	(25,072,024)
Net decrease	(931,312)	$(6,564,073)	(2,961,416)	$(20,416,435)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset High Yield Fund 2024 Semi-Annual Report

all or some portion of the six months ended November 30, 2024. The following transactions were effected in such company for the six months ended November 30, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,248,421	$31,953,349	31,953,349	$34,043,464	34,043,464

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$47,237	—	$158,306
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2024.
10. Deferred capital losses
As of May 31, 2024, the Fund had deferred capital losses of $157,470,883, which have no expiration date, that will be available to offset future taxable capital gains.
Western Asset High Yield Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset High Yield Fund

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Western Asset
High Yield Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset High Yield Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset High Yield Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90221-SFSOI 1/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 22, 2025